Loans (Tables)	12 Months Ended
Mar. 31, 2019
Loans by Facility

Loans by facility as of March 31, 2018 and March 31, 2019 were as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Retail loans:
Auto loans	Rs.	885,234.7	Rs.	951,744.2	US$	13,761.5
Personal loans/Credit cards		1,187,127.1		1,538,107.4		22,239.8
Retail business banking		1,305,219.8		1,478,317.8		21,375.3
Commercial vehicle and construction equipment finance		595,813.6		746,288.0		10,790.7
Housing loans		362,718.1		513,771.6		7,428.7
Other retail loans		877,251.3		1,009,674.6		14,599.1

Subtotal	Rs.	5,213,364.6	Rs.	6,237,903.6	US$	90,195.1
Wholesale loans	Rs.	2,162,814.4	Rs.	2,873,561.0	US$	41,549.6

Gross loans		7,376,179.0		9,111,464.6		131,744.7
Less: Allowance for credit losses		112,507.2		148,232.0		2,143.4

Total	Rs.	7,263,671.8	Rs.	8,963,232.6	US$	129,601.3

Financing Receivable, by Maturity

The maturity of gross loans as of March 31, 2019 is set out below:

	As of March 31, 2019
	Wholesale loans		Retail loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	1,537,701.3	Rs.	1,911,646.9	Rs.	3,449,348.2
Over one year through five years		899,447.4		3,912,771.8		4,812,219.2
Over five years		436,412.3		413,484.9		849,897.2

Total gross loans	Rs.	2,873,561.0	Rs.	6,237,903.6	Rs.	9,111,464.6

Total gross loans	US$	41,549.6	US$	90,195.1	US$	131,744.7

Financing Receivable Credit Quality Indicators

Gross loans analyzed by performance are as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Performing	Rs.	7,267,461.7	Rs.	8,971,042.1	US$	129,714.3
Impaired		108,717.3		140,422.5		2,030.4

Total gross loans	Rs.	7,376,179.0	Rs.	9,111,464.6	US$	131,744.7

Past Due Financing Receivables

The following table provides details of age analysis of loans as of March 31, 2018 and March 31, 2019.

	As of March 31, 2018
	31-90 days past due		Impaired / 91 days or more past due		Current [1,2]		Total
	(In millions)
Retail Loans
Auto loans	Rs.	4,384.5	Rs.	8,634.5	Rs.	872,215.7	Rs.	885,234.7
Personal loans/Credit card		8,179.1		10,150.9		1,168,797.1		1,187,127.1
Retail business banking		10,522.0		25,547.2		1,269,150.6		1,305,219.8
Commercial vehicle and construction equipment finance		7,324.9		6,968.1		581,520.6		595,813.6
Housing loans		25.9		1,899.5		360,792.7		362,718.1
Other retail		8,716.0		22,704.3		845,831.0		877,251.3
Wholesale loans		308.6		32,812.8		2,129,693.0		2,162,814.4

Total	Rs.	39,461.0	Rs.	108,717.3	Rs.	7,228,000.7	Rs.	7,376,179.0

1)	Loans up to 30 days past due are considered current
2)	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired Rs. 31.5 billion.

	As of March 31, 2019
	31-90 days past due		Impaired / 91 days or more past due		Current [1,2]		Total
	(In millions)
Retail Loans
Auto loans	Rs.	4,807.0	Rs.	13,606.7	Rs.	933,330.5	Rs.	951,744.2
Personal loans/Credit card		11,520.2		15,781.5		1,510,805.7		1,538,107.4
Retail business banking		9,087.9		29,945.0		1,439,284.9		1,478,317.8
Commercial vehicle and construction equipment finance		9,225.0		11,254.9		725,808.1		746,288.0
Housing loans		23.6		2,157.1		511,590.9		513,771.6
Other retail		9,480.1		29,523.6		970,670.9		1,009,674.6
Wholesale loans		202.9		38,153.7		2,835,204.4		2,873,561.0

Total	Rs.	44,346.7	Rs.	140,422.5	Rs.	8,926,695.4	Rs.	9,111,464.6

Total	US$	641.2	US$	2,030.4	US$	129,073.1	US$	131,744.7

1)	Loans up to 30 days past due are considered current
2)	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired Rs. 34.0 billion.

Impaired Financing Receivables

The following table provides details of impaired loans as of March 31, 2018 and March 31, 2019.

	As of March 31, 2018
	Recorded investments		Unpaid principal balance		Related specific allowance		Average recorded investments		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	8,634.5	Rs.	8,634.5	Rs.	3,682.2	Rs.	7,370.1	Rs.	8,634.5
Personal loans/Credit card		10,150.9		10,150.9		6,182.6		8,309.2		10,150.9
Retail business banking		25,547.2		25,547.2		18,709.4		23,303.7		25,547.2
Commercial vehicle and construction equipment finance		6,968.1		6,968.1		4,806.1		6,527.4		6,968.1
Housing loans		1,899.5		1,899.5		974.4		1,788.9		1,899.5
Other retail		22,704.3		22,704.3		12,922.8		17,005.2		22,704.3
Wholesale loans		32,812.8		32,812.8		15,323.0		31,544.3		32,812.8

Total	Rs.	108,717.3	Rs.	108,717.3	Rs.	62,600.5	Rs.	95,848.8	Rs.	108,717.3

	As of March 31, 2019
	Recorded investments		Unpaid principal balance		Related specific allowance		Average recorded investments		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	13,606.7	Rs.	13,606.7	Rs.	6,169.0	Rs.	11,120.6	Rs.	13,606.7
Personal loans/Credit card		15,781.5		15,781.5		9,694.0		12,966.2		15,781.5
Retail business banking		29,945.0		29,945.0		21,595.3		27,746.1		29,945.0
Commercial vehicle and construction equipment finance		11,254.9		11,254.9		6,544.8		9,111.5		11,254.9
Housing loans		2,157.1		2,157.1		1,105.2		2,028.3		2,157.1
Other retail		29,523.6		29,523.6		20,441.5		26,114.0		29,523.6
Wholesale loans		38,153.7		38,153.7		20,233.2		35,483.3		38,153.7

Total	Rs.	140,422.5	Rs.	140,422.5	Rs.	85,783.0	Rs.	124,570.0	Rs.	140,422.5

Total	US$	2,030.4	US$	2,030.4	US$	1,240.4	US$	1,801.2	US$	2,030.4

Allowance for Credit Losses on Financing Receivables

Allowances for credit losses as of March 31, 2017 are as follows:

	As of March 31, 2017
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	2,101.1	Rs.	2,638.6	Rs.	10,617.5	Rs.	3,876.7	Rs.	410.4	Rs.	3,950.4	Rs.	7,413.4	Rs.	22,548.6	Rs.	3,803.4	Rs.	57,360.1
Write-offs		(5,155.0)		(11,639.3)		(1,453.4)		(3,227.4)		(32.9)		(2,793.5)		(2,261.7)		0.0		0.0		(26,563.2)
Net allowance for credit losses*		5,846.8		13,040.7		6,114.3		3,749.2		361.8		5,610.6		6,561.8		5,562.0		852.8		47,700.0
Allowance for credit losses, end of the period	Rs.	2,792.9	Rs.	4,040.0	Rs.	15,278.4	Rs.	4,398.5	Rs.	739.3	Rs.	6,767.5	Rs.	11,713.5	Rs.	28,110.6	Rs.	4,656.2	Rs.	78,496.9

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	11,713.5	Rs.	0.0	Rs.	0.0	Rs.	11,713.5
Allowance collectively evaluated for impairment		2,792.9		4,040.0		15,278.4		4,398.5		739.3		6,767.5		0.0		28,110.6		4,656.2		66,783.4
Loans:
Loans individually evaluated for impairment		0.0		0.0		0.0		0.0		0.0		0.0		30,275.7		0.0		0.0		30,275.7
Loans collectively evaluated for impairment		6,105.6		6,467.4		21,060.1		6,086.6		1,678.2		11,306.1		0.0		3,996,257.3		1,909,672.7		5,958,634.0

*

Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 9,748.6 million. Recoveries from Retail loans is Rs. 8,943.7 million and from Wholesale loans is Rs. 804.9 million.

Allowance for credit losses as of March 31, 2018 are as follows:

	As of March 31, 2018
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	2,792.9	Rs.	4,040.0	Rs.	15,278.4	Rs.	4,398.5	Rs.	739.3	Rs.	6,767.5	Rs.	11,713.5	Rs.	28,110.6	Rs.	4,656.2	Rs.	78,496.9
Write-offs		(6,826.4)		(16,714.3)		(5,730.0)		(3,644.0)		(61.5)		(4,557.4)		(444.7)		0.0		0.0		(37,978.3)
Net allowance for credit losses*		7,715.7		18,856.9		9,161.0		4,051.6		296.6		10,712.7		4,054.2		14,036.8		3,103.1		71,988.6
Allowance for credit losses, end of the period	Rs.	3,682.2	Rs.	6,182.6	Rs.	18,709.4	Rs.	4,806.1	Rs.	974.4	Rs.	12,922.8	Rs.	15,323.0	Rs.	42,147.4	Rs.	7,759.3	Rs.	112,507.2

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	15,323.0	Rs.	0.0	Rs.	0.0	Rs.	15,323.0
Allowance collectively evaluated for impairment		3,682.2		6,182.6		18,709.4		4,806.1		974.4		12,922.8		0.0		42,147.4		7,759.3		97,184.2
Loans:
Loans individually evaluated for impairment		0.0		0.0		0.0		0.0		0.0		0.0		32,812.8		0.0		0.0		32,812.8
Loans collectively evaluated for impairment		8,634.5		10,150.9		25,547.2		6,968.1		1,899.5		22,704.3		0.0		5,137,460.1		2,130,001.6		7,343,366.2

*

Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 12,590.8 million. Recoveries from Retail loans is Rs. 12,254.3 million and from Wholesale loans is Rs. 336.5 million.

Allowances for credit losses as of March 31, 2019 are as follows:

	As of March 31, 2019
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	3,682.2	Rs.	6,182.6	Rs.	18,709.4	Rs.	4,806.1	Rs.	974.4	Rs.	12,922.8	Rs.	15,323.0	Rs.	42,147.4	Rs.	7,759.3	Rs.	112,507.2	US$	1,626.8
Write-offs		(9,155.3)		(25,197.0)		(6,665.5)		(4,812.8)		(93.3)		(5,652.0)		(1,755.7)		0.0		0.0		(53,331.6)		(771.1)
Net allowance for credit losses*		11,642.1		28,708.4		9,551.4		6,551.5		224.1		13,170.7		6,665.9		10,793.7		1,748.6		89,056.4		1,287.7
Allowance for credit losses, end of the period	Rs.	6,169.0	Rs.	9,694.0	Rs.	21,595.3	Rs.	6,544.8	Rs.	1,105.2	Rs.	20,441.5	Rs.	20,233.2	Rs.	52,941.1	Rs.	9,507.9	Rs.	148,232.0	US$	2,143.4

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	20,233.2	Rs.	0.0	Rs.	0.0	Rs.	20,233.2	US$	292.6
Allowance collectively evaluated for impairment		6,169.0		9,694.0		21,595.3		6,544.8		1,105.2		20,441.5		0.0		52,941.1		9,507.9		127,998.8		1,850.8
Loans:
Loans individually evaluated for impairment		0.0		0.0		0.0		0.0		0.0		0.0		38,153.7		0.0		0.0		38,153.7		551.7
Loans collectively evaluated for impairment		13,606.7		15,781.5		29,945.0		11,254.9		2,157.1		29,523.6		0.0		6,135,634.8		2,835,407.3		9,073,310.9		131,193.0

*

Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 16,777.1 million (US$ 242.6 million). Recoveries from Retail loans is Rs. 16,590.9 million and from wholesale loans is Rs. 186.2 million.

Troubled Debt Restructurings Modifications

The following table summarizes the Bank’s TDR modifications during the fiscal year ended March 31, 2018 and March 31, 2019 presented by primary modification type and includes the financial effects of these modifications.

	Fiscal year ended March 31, 2018
	Carrying value		TDRs involving changes in the amount of principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of principal forgiven		Net P&L impact (3)
	(In millions)
Retail Loans:
Retail business banking	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0
Commercial vehicle and construction equipment finance		0.0		0.0		0.0		0.0		0.0		0.0
Wholesale loans		0.0		0.0		0.0		0.0		0.0		0.0

Total (4)	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0	Rs.	0.0

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred.
(4)	TDR modification during the year ended March 31, 2018 comprised of nil case.

	Fiscal year ended March 31, 2019
	Carrying value		TDRs involving changes in the amount of principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of principal forgiven		Net P&L impact (3)
	(In millions)
Retail Loans:
Retail business banking	Rs.	17.9	Rs.	0.0	Rs.	17.9	Rs.	0.0	Rs.	0.0	Rs.	4.5
Commercial vehicle and construction equipment finance		0.0		0.0		0.0		0.0		0.0		0.0
Wholesale loans		0.0		0.0		0.0		0.0		0.0		0.0

Total (4)	Rs.	17.9	Rs.	0.0	Rs.	17.9	Rs.	0.0	Rs.	0.0	Rs.	4.5

Total (4)	US$	0.3	US$	0.0	US$	0.3	US$	0.0	US$	0.0	US$	0.1

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred.
(4)	TDR modification during the year ended March 31, 2019 comprised of one case.

The table below summarizes TDRs that have defaulted in the current period within 12 months of their modification date. The defaulted TDRs are based on a payment default definition of 90 days past due.

	As of March 31, 2019
	recorded investments
	(In millions)
Retail loans:
Retail business banking	Rs.	0.0
Commercial vehicle and construction equipment finance		0.0
Wholesale loans		0.0

Total	Rs.	0.0

Total	US$	0.0

Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Wholesale loans	Rs.	134,543.1	Rs.	152,124.6	Rs.	199,928.0	US$	2,890.8
Retail loans		418,143.7		515,334.1		627,755.0		9,076.9

Total	Rs.	552,686.8	Rs.	667,458.7	Rs.	827,683.0	US$	11,967.7

Retail Loans
Financing Receivable Credit Quality Indicators

Retail Loans

Credit quality indicator based on payment activity as of March 31, 2018 and as of March 31, 2019 is given below:

	As of March 31, 2018
	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Total
	(In millions)
Performing	Rs.	876,600.2	Rs.	1,176,976.2	Rs.	1,279,672.6	Rs.	588,845.5	Rs.	360,818.6	Rs.	854,547.0	Rs.	5,137,460.1
Impaired		8,634.5		10,150.9		25,547.2		6,968.1		1,899.5		22,704.3		75,904.5

Total	Rs.	885,234.7	Rs.	1,187,127.1	Rs.	1,305,219.8	Rs.	595,813.6	Rs.	362,718.1	Rs.	877,251.3	Rs.	5,213,364.6

	As of March 31, 2019
	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Total
	(In millions)
Performing	Rs.	938,137.5	Rs.	1,522,325.9	Rs.	1,448,372.8	Rs.	735,033.1	Rs.	511,614.5	Rs.	980,151.0	Rs.	6,135,634.8
Impaired		13,606.7		15,781.5		29,945.0		11,254.9		2,157.1		29,523.6		102,268.8

Total	Rs.	951,744.2	Rs.	1,538,107.4	Rs.	1,478,317.8	Rs.	746,288.0	Rs.	513,771.6	Rs.	1,009,674.6	Rs.	6,237,903.6

Total	US$	13,761.5	US$	22,239.8	US$	21,375.3	US$	10,790.7	US$	7,428.7	US$	14,599.1	US$	90,195.1

Wholesale loans
Financing Receivable Credit Quality Indicators

Wholesale Loans

The Bank has in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/impaired. Wholesale loans that are not impaired are disclosed as pass or labeled and considered to be performing. Labeled loans are those with evidence of weakness where such exposures indicate deteriorating trends which if not corrected could adversely impact repayment of the obligations. The Bank’s model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.

	As of March 31,
	2018		2019		2019
	(In millions)
Credit quality indicators-Internally assigned grade and payment activity
Pass	Rs.	2,116,499.3	Rs.	2,834,466.7	US$	40,984.2
Labeled		13,502.3		940.6		13.7
Impaired		32,812.8		38,153.7		551.7

Total	Rs.	2,162,814.4	Rs.	2,873,561.0	US$	41,549.6

Receivable By Industry
Impaired Financing Receivables

Impaired loans by industry as of March 31, 2018 and March 31, 2019 are as follows:

	As of March 31, 2018
	(In millions)
Gross impaired loans by industry:
—Wholesale Trade- Non Industrial	Rs.	15,239.0
—Consumer Loans		15,236.4
—Agriculture Production—Food		12,227.0
—Food and Beverage		7,007.4
—Retail Trade		6,279.0
—Agri-Allied		6,184.0
—Others (none greater than 5% of impaired loans)		46,544.5

Total	Rs.	108,717.3

	As of March 31, 2019
	(In millions)
Gross impaired loans by industry:
— Consumer Loans	Rs.	22,513.7	US$	325.5
— Agriculture Production—Food		18,915.0		273.5
—Wholesale Trade- Non Industrial		15,856.7		229.3
—Food and Beverage		8,577.3		124.0
—Retail Trade		7,767.0		112.3
—Others (none greater than 5% of impaired loans)		66,792.8		965.8

Total	Rs.	140,422.5	US$	2,030.4

Summary information relating to impaired loans during the fiscal year ended March 31, 2017, March 31, 2018 and March 31, 2019 is as follows:

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Average impaired loans, net of allowance	Rs.	29,612.1	Rs.	41,683.2	Rs.	50,378.2	US$	728.4
Interest income recognized on impaired loans	Rs.	3,472.7	Rs.	7,433.7	Rs.	6,994.7	US$	101.1